Transactions with Related Parties, Long-Term Debt, Related Party (Details)						6 Months Ended
	May 05, 2025 USD ($)	Apr. 28, 2025 USD ($)	Mar. 31, 2025 USD ($)	Mar. 24, 2025 USD ($)	Dec. 11, 2024 USD ($) Vessel Subsidiary	Jun. 30, 2025 USD ($) Installment	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Presented [Abstract]
Repayment of loan						$ 101,057,645	$ 43,383,257
Related Party [Member]
Presented [Abstract]
Current portion of long-term debt, net of deferred finance costs						0		$ 9,970,623
Non-Current portion of long-term debt, net of deferred finance costs						0		89,921,162
Related Party [Member] | Toro [Member]
Loan Facilities [Abstract]
Total long-term debt						0		100,000,000
Less: Deferred financing costs						0		(108,215)
Total long-term debt, net of deferred finance costs						0		99,891,785
Presented [Abstract]
Current portion of long-term debt						0		10,000,000
Less: Current portion of deferred finance costs						0		(29,377)
Current portion of long-term debt, net of deferred finance costs						0		9,970,623
Non-Current portion of long-term debt						0		90,000,000
Less: Non-Current portion of deferred finance costs						0		(78,838)
Non-Current portion of long-term debt, net of deferred finance costs						$ 0		89,921,162
Related Party [Member] | Toro [Member] | Term Loan [Member]
Transactions with Related Parties [Abstract]
Face amount					$ 100,000,000
Term of loan					5 years
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]						us-gaap:SecuredOvernightFinancingRateSofrMember
Margin on variable rate					1.80%
Number of ship-owning subsidiaries entering into term loan facility | Subsidiary					10
Number of payment installments | Installment						20
Frequency of periodic payment						quarterly
Installment payment					$ 2,500,000
Balloon payment					$ 50,000,000
Number of vessels first priority mortgaged as collateral to loan facilities | Vessel					10
Loan Facilities [Abstract]
Total long-term debt						$ 0		$ 100,000,000
Presented [Abstract]
Repayment of loan	$ 36,000,000	$ 14,000,000	$ 34,000,000	$ 13,500,000
Weighted average interest rate						6.15%
Interest incurred on long-term debt						$ 1,771,836	$ 0